COMMITMENT AND CONTINGENCY	12 Months Ended
Dec. 31, 2013
COMMITMENT AND CONTINGENCY [Abstract]
COMMITMENT AND CONTINGENCY
28.	COMMITMENT AND CONTINGENCY

(a)	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were $2,087,203, $2,424,259 and $3,449,577, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending

2014	$2,834,637
2015	1,264,563
2016	404,864
2017	46,584

(b)	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2014	$14,785,011
2015	655,770
2016	78,465
2017	27,924
2018 and thereafter	3,795

(c)	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $4,566,562 could arise had the gross revenue been used for sales tax calculations as of December 31, 2013.